Taxation - Schedule of Movements of the Valuation Allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Movements of the Valuation Allowance [Abstract]
Balance at the beginning of the year	¥ (390,721)	¥ (384,382)	¥ (324,682)
Changes of valuation allowances	7,568	(6,339)	(59,700)
Balance at the end of the year	¥ (383,153)	¥ (390,721)	¥ (384,382)